Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Income [line items]
Services	$ 178,988,151	$ 175,741,450	$ 113,111,022
Adjustments and interest from other receivables	38,493,213	34,467,486	30,392,508
Other receivables from financial intermediation	4,802,064	8,346,396	14,984,960
Adjustments from other receivables with CER clauses	2,433,603	24,948,080	22,316,663
Other	57,417,792	37,970,808	27,992,292
Operating income	$ 282,134,823	$ 281,474,220	$ 208,797,445